UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
March 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mortgage-Backed Securities – 67.6%

	Residential – 67.6%

$ 610	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	A+	$ 668,366
1,120	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	751,620
408	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2005-9	5.500%	10/25/35	Caa2	311,301
820	Banc of America Commercial Mortgage Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2	5.767%	5/10/45	BBB	644,105
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Baa1	1,342,294
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.791%	2/10/51	AA	1,204,949
2,089	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa1	1,902,451
437	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	321,237
2,895	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.698%	10/25/35	CCC	2,325,898
594	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.750%	7/25/36	CCC	410,448
2,686	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.626%	10/25/36	CC	1,697,961
418	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.975%	6/25/47	CCC	302,892
975	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	AAA	1,049,033
3,270	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.724%	10/25/35	BBB	1,756,726
742	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subrodinated REMIC Pass Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	538,077
240	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.886%	3/25/36	Caa3	157,339
204	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.464%	1/25/37	CCC	102,062
775	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, sEROES 2005-3	2.788%	8/25/35	Caa2	626,860
608	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificatesm Series 2007-AR8	5.165%	7/25/37	Caa3	395,620
590	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-85CB	5.250%	2/25/21	Caa1	550,153
921	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.844%	10/25/36	Caa3	456,796
1,000	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	CCC	570,611
939	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	525,014
1,200	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.714%	8/25/37	CCC	628,402
840	Countrywide Asset Backed Certificates Trust 2005-IM1	0.644%	11/25/35	A-	550,354
2,622	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.394%	3/25/47	AAA	1,565,715
2,794	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.822%	3/20/36	CCC	1,450,758
906	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa2	811,987
430	Countrywide Home Loans Mortgage Pass Through Trust Certificates Series 2007-HY5	5.832%	9/25/37	CCC	342,363
417	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.763%	5/20/36	Caa3	265,152
658	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.494%	4/25/36	BB-	564,602
1,927	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	CCC	1,746,171
710	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	5.576%	9/25/47	D	467,152
130	CPS Auto Trust, 144A	7.500%	4/15/18	BB	129,635
1,500	Credfit Suisse Mortgage Corporation, Series 2010 RR5, 144A	5.467%	9/18/39	AAA	1,561,035
2,125	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	CCC	1,115,070
808	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	2.901%	3/25/36	CCC	489,301
533	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	5.407%	5/25/36	CC	420,554
3,059	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.396%	12/25/36	Aaa	453,178
3,219	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.156%	12/25/36	Aaa	549,858
5,799	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.056%	8/25/37	Aaa	846,389
3,318	Fannie Mae REMIC Pass-Through Certificates	6.265%	1/25/40	Aaa	546,353
5,750	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.006%	2/25/40	Aaa	808,134
3,509	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.360%	5/15/36	Aaa	479,812
707	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	446,780
387	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	3.954%	5/25/37	CC	235,443
208	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.434%	8/25/37	D	143,052
3,474	Freddie Mac Collaterlized Mortgage REMIC Series 3028	6.460%	9/15/35	Aaa	618,259
5,338	Freddie Mac Multi-Class Certificates, (I/O)	6.010%	8/15/35	Aaa	698,145
3,304	Freddie Mac Multi-Class Certificates, (I/O)	6.710%	8/15/36	Aaa	485,100
4,613	Freddie Mac Multi-Class Certificates, (I/O)	6.410%	12/15/36	Aaa	729,385
5,288	Freddie Mac Multi-Class Certificates, (I/O)	6.380%	12/15/36	Aaa	676,512
4,368	Freddie Mac Multi-Class Certificates, (I/O)	6.110%	9/15/39	Aaa	607,920
7,100	Freddie Mac Multi-Class Certificates, (I/O)	5.930%	1/15/40	Aaa	976,049
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013	2.884%	1/25/43	Aaa	218,413
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	638,515
835	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A	5.357%	12/25/46	Aaa	877,840
652	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.769%	3/25/47	D	440,447
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	164,501
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certifcates Series 2007-GG9	5.475%	3/10/39	Aaa	1,488,644
2,280	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.712%	4/25/36	CC	1,602,546
209	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.519%	8/25/36	BBB	203,227
1,921	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.792%	7/25/37	Caa2	1,615,538
2,813	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.488%	11/25/35	Caa3	1,757,624
826	IndyMac Indx Mortgage Loan Trust, Series 2006-AR15	0.362%	7/25/36		404,223
1,227	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.434%	10/25/36	CCC	597,585
941	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	3.018%	3/25/36	Ca	463,656
232	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.383%	7/25/36	CCC	155,576
286	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	CCC	236,022
817	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.770%	6/25/36	Caa2	584,829
1,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	4.971%	8/15/42	A2	1,595,442
870	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-CB16	5.593%	5/12/45	Aa3	914,809
535	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass Through Certificates, Series 2007-CH3	0.394%	3/25/37	Caa1	405,482
332	JP Morgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	4.572%	6/25/37	CCC	220,729
1,988	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	1,401,668
175	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	4.762%	6/25/37	CCC	118,092
50	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.533%	12/25/35	CCC	35,968
398	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, Series 2005-A6	0.556%	8/25/35	B	373,515
2,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.698%	4/15/49	Baa1	1,727,512
329	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.735%	3/25/36	Ca	182,432
2,527	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	CC	1,645,893
1,689	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.554%	9/25/37	CCC	1,134,802
525	Nom ura Asset Acceptance Corporation, Alternative Loan Trust, Mortage Pass Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	338,067
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	957,726
680	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 1006-QS10	0.544%	8/25/36	Caa3	335,114
773	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	473,503
457	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	322,512
377	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	241,889
1,250	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.908%	1/25/36	Caa3	708,908
456	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	293,900
238	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.694%	8/25/36	Ca	108,341
1,531	Residential Asset Securitization Trust Series 2007-A9	6.250%	9/25/37	CCC	982,174
236	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	5.211%	9/25/35	Caa1	193,437
417	Residential Funding Mortgage Securities I,Mortgage Pass Through Certificates, Series 2007-SA2	3.988%	4/25/37	Caa2	300,118
302	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2007-3	5.165%	7/20/37	D	221,316
1,316	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.139%	2/20/47	CCC	1,021,069
642	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	652,150
149	Sierra Receivables Funding Company, 144A	5.310%	11/20/25	BBB	153,497
2,545	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2006-12	0.436%	1/25/37	CCC	1,365,591
493	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-9	4.936%	10/25/47	D	285,347
109	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.735%	10/25/37	Caa1	94,868
2,336	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.844%	2/25/37	CCC	1,566,687
1,102	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1	2.406%	4/25/45	AA+	1,096,091
734	WaMu Mortgage Pass Through Certificates, Series 2007-HY6	5.452%	6/25/37	CCC	536,211
337	WaMu Mortgage Pass-Through Certificates, Series 2006-AR	5.000%	1/25/37	CCC	229,666
354	WaMu Mortgage Pass-Through Certificates, Series 2007-HY4	5.043%	11/25/36	CCC	278,415
813	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.283%	11/25/36	CCC	573,373
2,337	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	2.378%	12/25/36	CCC	1,627,868
134	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	2.739%	10/25/36	CCC	97,767
402	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.085%	11/25/37	Caa2	329,825
933	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.666%	4/25/36	CC	767,304
159,667	Total Residential				77,378,697
$ 159,667	Total Mortgage-Backed Securities (cost $78,296,323)				77,378,697
	PPIP Limited Partnership – 30.5%
$ –	JMT Wellington Management Legacy Securities PPIP, LP, (3)	N/A	N/A	N/A	$ 34,974,507
$ –	Total PPIP Limited Partnership (cost $33,118,468)				34,974,507

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 2.3%

$ 2,680	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $2,680,491, collateralized by $2,450,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $2,736,900.	0.010%	4/02/12		$ 2,680,489
	Total Short-Term Investments (cost $2,680,489)				2,680,489
	Total Investments (cost $114,095,280) – 100.4%				115,033,693
	Other Assets Less Liabilities – (0.4)% (4)				(499,727)
	Net Assets – 100%				$ 114,533,966

Investments in Derivatives at March 31, 2012

Futures Contracts outstanding:

Unrealized
Contract	Number of	Contract	Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 2-Year Treasury Note	Short	(53)	6/12	$ (11,667,453)	$ 3,204

Put Options Purchased outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value
205	Eurodollar	$ 2,024,375	9/22/12	98.75	$ 12,813
205	Total Put Options Purchased (premiums paid $29,521)	$ 2,024,375	$ 12,813

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 77,378,697	$ –	$ 77,378,697
PPIP Limited Partnership	–	–	34,974,507	34,974,507
Short-Term Investments
Repurchase Agreements	–	2,680,489	–	2,680,489
Derivatives:
Futures Contracts*	3,204	–	–	3,204
Options Purchased	12,813	–	–	12,813
Total	$ 16,017	$ 80,059,186	$ 34,974,507	$ 115,049,710

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
PPIP Limited Partnership
Balance at the beginning of period	$28,676,964
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	6,297,543
Purchases at cost	–
Sales at proceeds	–
Net discounts (premiums)	–
Transfers in to	–
Transfers out of	–
Balance at the end of period	$34,974,507
During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative	Asset Derivatives	Liability Derivatives
Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on open futures contracts	$3,204	Payable for variation margin on futures contracts*	$–
Equity Price	Options	Put options purchased, at value	12,813	–	$–

* Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $114,147,618.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 5,512,335
Depreciation	(4,626,260)

Net unrealized appreciation (depreciation) of investments	$ 886,075

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(4)	Other Assets Less Liabilities includes value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012